SUPPLEMENT DATED SEPTEMBER 26, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 30, 2007

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

ON PAGE 51, UNDER THE SUB-SECTION "TRUSTEES AND OFFICERS OF THE TRUST" PLEASE ADD THE FOLLOWING TO THE END OF THE TABLE:

-------------------------------------------- ------------------------------- ---------------------------------------
                                                    POSITION(S) HELD
NAME, ADDRESS AND (AGE)                                WITH TRUST             NUMBER OF PORTFOLIOS IN FUND COMPLEX
                                                (LENGTH OF TIME SERVED)            TO BE OVERSEEN BY TRUSTEE
-------------------------------------------- ------------------------------- ---------------------------------------
-------------------------------------------- ------------------------------ ----------------------------------------

Kelly L. Crosser (34)                        Assistant Secretary                        Not Applicable
1 Corporate Way                              (9/07 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Assistant Secretary of other Investment Companies advised by the Adviser (9/07 to present); Senior Compliance Analyst of Jackson National Life Insurance
Company (4/07 to present); Mutual Fund Compliance Analyst of Jackson National
Life Insurance Company (2/06 to 4/07): Senior Paralegal of Jackson National Life
Insurance Company (6/04 to 2/06); Paralegal of Jackson National Life Insurance
Company (7/01 to 6/04)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:  Not Applicable

-------------------------------------------------------------------------------------------------------------------





This Supplement is dated September 26, 2007.

(To be used with V3180 Rev. 05/07.)
                                                                  V6176 09/07